SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30	years
Machinery and equipment	15	years
Furniture, fixtures and equipment	3-5	years
Motor vehicles	6	years

Schedule of Share-Based Compensation Expenses

	Year ended December 31,
	2017	2018	2019
Selling, general and administrative expenses	$3,679,145	$12,461,838	$15,463,171
Cost of revenues	521,128	1,326,211	2,083,771
Research and development expenses	—	—	350,000
Total	$4,200,273	$13,788,049	$17,896,942